UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04443

Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	March 31

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 3.0%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$271,762
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	568,048
235	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	250,898
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	58,772
		$1,149,480
General Obligations — 3.9%
$400	California, 5.25%, 2/1/14	$430,820
1,000	California, 5.25%, 11/1/16	1,089,360
		$1,520,180
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,758
		$97,758
Hospital — 6.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$522,460
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	1,017,200
200	San Benito Health Care District, 5.375%, 10/1/12	202,154
400	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	406,536
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	313,647
		$2,461,997
Housing — 3.2%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$502,025
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	737,085
		$1,239,110
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$193,416
		$193,416
Insured-Education — 4.4%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$349,191
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	525,860
1,000	Santa Monica Community College District, (FGIC), 0.00%, 8/1/12	845,710
		$1,720,761
Insured-Electric Utilities — 5.7%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,141,150
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	527,270
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	556,305
		$2,224,725
Insured-Escrowed/Prerefunded — 0.6%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$231,359
		$231,359

1

Insured-General Obligations — 17.5%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$428,256
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	845,710
1,200	Coachella Valley Unified School District, (2005 Election), (FSA), 5.00%, 8/1/27	1,266,816
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	797,170
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	827,807
1,250	Oakland Unified School District, Alameda County, (FGIC), 5.00%, 8/1/22	1,319,600
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	675,230
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	645,378
		$6,805,967
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$421,024
		$421,024
Insured-Lease Revenue/Certificates of Participation — 6.2%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,053,220
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	813,742
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	542,764
		$2,409,726
Insured-Other Revenue — 2.6%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$1,008,280
		$1,008,280
Insured-Public Power/Electric Utilities — 2.7%
$1,000	Los Angeles Department of Water and Power, Waterworks Revenue, (AMBAC), 5.00%, 7/1/35	$1,041,090
		$1,041,090
Insured-Special Tax Revenue — 5.7%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$1,088,200
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,128,290
		$2,216,490
Insured-Transportation — 13.2%
$1,500	Port of Oakland, (MBIA), (AMT), 5.00%, 11/1/21	$1,556,565
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	566,610
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	868,620
1,000	San Jose Airport Revenue, Series A, (AMBAC), (AMT), 5.50%, 3/1/18	1,093,610
1,000	San Jose Airport, Revene, Series B, (FSA), (AMT), 5.00%, 3/1/11	1,041,100
		$5,126,505
Insured-Water and Sewer — 4.0%
$1,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	$1,036,620
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	521,470
		$1,558,090
Lease Revenue/Certificates of Participation — 2.9%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,107,400
		$1,107,400
Senior Living/Life Care — 2.3%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$252,728
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	654,871
		$907,599

2

Solid Waste — 0.9%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$351,302
		$351,302
Special Tax Revenue — 6.5%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,444
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	190,261
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,238
100	Eastern Municipal Water District, 4.80%, 9/1/20	95,254
75	Eastern Municipal Water District, 4.85%, 9/1/21	71,301
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	208,222
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	39,958
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	79,446
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	410,682
145	Santa Margarita Water District, 6.10%, 9/1/14	151,189
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,410
100	Temecula Valley Unified School District Community Facilities District, 4.75%, 9/1/21	91,994
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	203,928
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	256,720
		$2,501,047
Transportation — 3.5%
$1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$1,044,940
290	Port Redwood City, (AMT), 5.40%, 6/1/19	295,319
		$1,340,259
Water and Sewer — 1.3%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$506,505
		$506,505
Total Tax-Exempt Investments — 98.3%
(identified cost $36,998,689)		$38,140,070
Other Assets, Less Liabilities — 1.7%		$661,716
Net Assets— 100.0%		$38,801,786

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 64.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.2% to 22.0% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	68 U.S. Treasury Bond	Short	$(7,954,168)	$(7,913,500)	$40,668

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,968,862
Gross unrealized appreciation	$1,277,874
Gross unrealized depreciation	(106,666)
Net unrealized appreciation	$1,171,208

4

Eaton Vance Florida Limited Maturity Municipals Fund (1)	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.6%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 2.7%
$250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	$263,392
250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	264,522
545	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	576,910
		$1,104,824
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,758
		$97,758
Hospital — 6.3%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,026,100
1,000	Highlands County Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,027,570
500	West Orange Healthcare District, 5.50%, 2/1/10	515,940
		$2,569,610
Housing — 1.4%
$620	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$594,258
		$594,258
Industrial Development Revenue — 1.3%
$500	Polk County Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$515,335
		$515,335
Insured-Electric Utilities — 3.7%
$2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,510,560
		$1,510,560
Insured-Escrowed/Prerefunded — 5.7%
$750	Florida Board of Education Lottery Revenue, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/20	$795,540
750	Miami-Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), Prerefunded to 8/15/11, 5.625%, 8/15/16	817,987
1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	741,460
		$2,354,987
Insured-General Obligations — 7.3%
$1,000	Miami, (MBIA), 5.375%, 9/1/15	$1,084,070
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	800,452
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,119,170
		$3,003,692
Insured-Hospital — 4.0%
$1,000	Saint Petersburg Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	$1,088,360
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	553,385
		$1,641,745
Insured-Housing — 1.9%
$395	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$399,278
370	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	374,118
		$773,396

1

Insured-Other Revenue — 1.3%
$500	Saint Johns County Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	$527,765
		$527,765
Insured-Solid Waste — 1.9%
$1,100	Palm Beach County Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	$769,219
		$769,219
Insured-Special Tax Revenue — 12.6%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,814,319
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,619,860
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	322,450
595	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/18	625,642
250	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/19	262,875
500	Tamarac Sales Tax, (FGIC), 5.00%, 4/1/18	526,225
		$5,171,371
Insured-Transportation — 11.9%
$1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,020,640
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(2)	1,770,282
2,000	Hillsborough County Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,111,820
		$4,902,742
Insured-Water and Sewer — 15.4%
$2,400	Cocoa Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,745,912
750	Hillsborough County Capacity Assessment, (FSA), 5.125%, 3/1/20	787,478
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,089,250
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,124,180
500	Tallahassee Consolidated Utility System, (FGIC), 5.50%, 10/1/19	570,490
		$6,317,310
Nursing Home — 0.7%
$295	Orange County Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$301,564
		$301,564
Senior Living/Life Care — 1.3%
$595	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$551,607
		$551,607
Special Tax Revenue — 10.0%
$475	Arbor Greene Community Development District, 5.00%, 5/1/19	$491,905
325	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	319,264
90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	91,040
185	Dupree Lakes Community Development District, 5.00%, 11/1/10	184,852
230	Dupree Lakes Community Development District, 5.00%, 5/1/12	216,676
130	FishHawk Community Development District II, 5.125%, 11/1/09	130,020
10	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	9,961
65	Heritage Harbor South Community Development District, (Capital Improvements), 5.25%, 11/1/08	64,950

2

60	Longleaf Community Development District, 6.20%, 5/1/09	60,012
170	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	156,879
150	North Springs Improvement District, (Heron Bay), 5.00%, 5/1/14	133,682
315	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	316,865
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,021,340
100	Poinciana West Community Development District, 5.875%, 5/1/22	96,062
100	Sterling Hill Community Development District, (Capital Improvements), 5.10%, 5/1/11	95,410
140	Sterling Hill Community Development District, (Capital Improvements), 5.50%, 11/1/10	139,688
600	Tison’s Landing Community Development District, (Capital Improvements), 5.00%, 11/1/11	564,900
5	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	5,009
		$4,098,515
Transportation — 3.4%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,402,377
		$1,402,377
Utilities — 3.6%
$240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	$251,803
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	786,465
405	Orlando Utilities Commission Water and Electric, 5.25%, 10/1/20	432,281
		$1,470,549

Total Tax-Exempt Investments — 96.6% (identified cost $38,341,188)		$39,679,184
Other Assets, Less Liabilities — 3.4%		$1,401,808
Net Assets— 100.0%		$41,080,992

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida  municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 68.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 28.5% of total investments.

(1)		Effective January 1, 2008, the Fund changed its name to Eaton Vance Florida Plus Limited Maturity Municipals Fund.
(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	40 U.S. Treasury Bond	Short	$(4,714,485)	$(4,655,000)	$59,485

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,278,007
Gross unrealized appreciation	$1,604,575
Gross unrealized depreciation	(203,398)
Net unrealized appreciation	$1,401,177

4

Eaton Vance Massachusetts Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 16.1%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$615,397
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,073,530
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	407,060
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,403,749
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,109,200
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,048,730
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,140,880
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,921,442
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	849,720
750	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	761,932
		$10,331,640
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$520,460
		$520,460
Escrowed/Prerefunded — 14.5%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,054,680
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	362,908
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	510,400
465	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	477,973
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	519,120
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,258,440
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,297,337
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	742,682
1,500	Puerto Rico Public Improvements, Prerefunded to 7/1/16, 5.00%, 7/1/35	1,657,815
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	413,484
		$9,294,839
General Obligations — 6.9%
$500	Burlington, 5.00%, 2/1/15	$549,705
500	Burlington, 5.00%, 2/1/16	552,135
750	Falmouth, 5.25%, 2/1/16	809,295
1,100	Wellesley, 5.00%, 6/1/16	1,224,190
1,150	Wellesley, 5.00%, 6/1/17	1,284,113
		$4,419,438

1

Health Care-Miscellaneous — 0.7%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$157,068
75	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	74,917
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	99,216
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	97,758
		$428,959
Hospital — 6.2%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$637,266
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	915,819
345	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	345,542
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	255,968
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	798,113
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,048,820
		$4,001,528
Industrial Development Revenue — 1.0%
$745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$664,771
		$664,771
Insured-Education — 4.8%
$1,785	Massachusetts Development Finance Agency, (Simmons College), Series H, (XLCA), 5.25%, 10/1/21	$1,990,043
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,098,650
		$3,088,693
Insured-Electric Utilities — 6.8%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,081,580
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,077,380
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,225,220
		$4,384,180
Insured-Escrowed/Prerefunded — 4.2%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,068,160
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	705,803
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	900,252
		$2,674,215
Insured-General Obligations — 7.4%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,734,360
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	832,564
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,073,360
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,128,200
		$4,768,484
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), 5.375%, 5/15/15	$1,086,980
		$1,086,980
Insured-Pooled Loans — 1.6%
$1,100	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$1,050,214
		$1,050,214

2

Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$1,085,040
1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	1,085,430
		$2,170,470
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,842,752
		$1,842,752
Insured-Transportation — 5.3%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$523,205
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,274,711
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,071,990
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	566,610
		$3,436,516
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,064,820
		$1,064,820
Senior Living/Life Care — 2.2%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$605,970
600	Massachusetts Development Finance Agency, (Linden Ponds Inc.), Series A, 5.50%, 11/15/22	556,230
300	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	283,686
		$1,445,886
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,011,880
		$1,011,880
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,117,960
500	Massachusetts Special Obligations, 5.00%, 6/1/14	543,895
		$1,661,855
Transportation — 3.9%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,048,430
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,493,000
		$2,541,430
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$534,305
		$534,305
Total Tax-Exempt Investments — 97.1% (identified cost $60,132,113)		$62,424,315
Other Assets, Less Liabilities — 2.9%		$1,887,646
Net Assets— 100.0%		$64,311,961

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 18.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	41 U.S. Treasury Note	Short	$(4,671,615)	$(4,649,016)	$22,599
3/08	46 U.S. Treasury Bond	Short	$(5,411,003)	$(5,353,250)	$57,753
					$80,352

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,060,577
Gross unrealized appreciation	$2,590,166
Gross unrealized depreciation	(226,428)
Net unrealized appreciation	$2,363,738

5

Eaton Vance National Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.9%
$2,260	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,312,251
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	996,840
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	656,579
2,065	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,072,042
		$6,037,712
Education — 2.2%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,044,860
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	416,812
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	242,450
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,158,205
6,000	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 11/15/23	6,421,500
1,700	University of Illinois, 0.00%, 4/1/15	1,272,977
1,000	University of Illinois, 0.00%, 4/1/16	712,570
		$14,269,374
Electric Utilities — 2.0%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,024,150
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,626,250
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,051,952
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,061,000
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,302,962
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,002,640
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,611,025
		$12,679,979
Escrowed/Prerefunded — 5.4%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,630,575
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	2,069,628
125	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	127,235
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	518,960
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,548,370
320	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	337,437
235	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	241,556
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,281,910
180	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	186,966
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,191,620

$1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	$1,322,932
465	New York City, NY, Prerefunded to 12/1/11, 5.625%, 12/1/13	508,426
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,222,126
455	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	481,640
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,023,540
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,187,920
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,183,140
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	11,155,600
225	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	229,142
470	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	502,576
		$34,951,299
General Obligations — 14.8%
$15,000	California, 5.00%, 8/1/19	$15,892,050
9,575	Klein, TX, Independent School District, 3.75%, 8/1/21	9,079,781
10,000	Maryland, 5.00%, 3/15/21	10,847,400
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,065,300
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,651,105
10,000	Mecklenburg County, NC, 5.00%, 2/1/13	10,820,000
16,080	Minnesota, 5.00%, 11/1/22	17,272,010
5,000	New York City, NY, 5.00%, 8/1/19	5,302,250
1,035	New York City, NY, 5.625%, 12/1/13	1,109,644
11,515	Wake County, NC, 5.00%, 2/1/16	12,741,232
		$95,780,772
Health Care-Miscellaneous — 0.3%
$700	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$694,512
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	1,173,096
337	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36 (1)	345,762
		$2,213,370
Hospital — 6.2%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$566,725
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,789,050
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,606,050
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,301,737
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,003,761
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,046,080
7,470	Michigan Hospital Finance Authority, 5.00%, 11/1/12 (2)	7,903,260
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,022,990
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,064,200
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,811,950
2,085	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	2,008,168
500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	505,185
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,772,225
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,109,780
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	7,237,220
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	1,003,770
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,046,460
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,041,320
		$39,839,931

Housing — 0.9%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,456,950
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	613,710
650	Sandoval County, NM, Multifamily, 6.00%, 5/1/32 (1)	613,879
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06 (3)	92,164
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,401,368
		$6,178,071
Industrial Development Revenue — 9.8%
$415	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$445,063
2,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.10%, 6/1/18	2,306,739
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,663,665
1,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,366,869
1,195	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,077,842
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,981,220
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,662,404
10,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	11,059,500
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	983,000
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,144,664
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,489,817
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,402,603
3,000	New York City, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,191,700
2,750	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,908,015
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,740,202
5,000	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal, (Weyerhaeuser Co.), (AMT), 6.825%, 10/1/08	5,084,850
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,778,887
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,906,417
7,605	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	6,786,018
		$62,979,475
Insured-Education — 1.3%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,254,574
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,735,761
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	340,710
		$8,331,045
Insured-Electric Utilities — 2.0%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$790,905
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (4)	2,034,260
3,000	Illinois Municipal Electric Agency Power Supply, Series A, (FGIC), 5.25%, 2/1/16	3,287,760
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19 (2)	5,174,160
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	404,408
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,099,390
		$12,790,883
Insured-Escrowed/Prerefunded — 3.1%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,001,810
425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	434,078
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,071,180

$3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/17	$3,264,030
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,176,020
3,580	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/19	3,895,076
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,088,010
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,440,050
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	1,520,288
		$19,890,542
Insured-General Obligations — 7.1%
$2,640	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	$2,903,182
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,468,560
1,000	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/16	1,108,590
1,225	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/21	1,326,246
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,143,100
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,631,900
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,178,920
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,313,744
650	Los Angeles, CA, Unified School District, (AMBAC), 5.00%, 7/1/17	719,635
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,767,400
10,000	Miami, FL, (MBIA), (Homeland Defense), 5.00%, 1/1/19	10,800,600
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,191,735
2,450	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,512,132
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	720,690
		$45,786,434
Insured-Hospital — 1.8%
$1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/11	$1,047,280
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/12	1,056,290
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/13	1,062,990
500	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/14	534,395
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	3,759,377
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,938,242
		$11,398,574
Insured-Lease Revenue/Certificates of Participation — 0.6%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,148,360
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,816,017
		$3,964,377
Insured-Other Revenue — 2.1%
$10,800	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$11,471,004
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,052,930
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,070,690
		$13,594,624
Insured-Pooled Loans — 2.2%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,302,300
9,650	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	9,213,241
		$14,515,541

Insured-Special Tax Revenue — 3.6%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,129,150
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	11,292,900
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,863,626
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,758,600
		$23,044,276
Insured-Transportation — 5.9%
$2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,423,428
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,049,140
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,059,490
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,137,480
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,616,025
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,066,240
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,084,960
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,510,681
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,711,600
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,130,470
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,522,698
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,066,040
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	10,577,200
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,116,620
		$38,072,072
Insured-Water and Sewer — 0.4%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,726,137
		$2,726,137
Lease Revenue/Certificates of Participation — 3.1%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,262,005
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,848,704
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,869,766
1,855	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,821,276
		$19,801,751
Nursing Home — 0.4%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,443,111
		$2,443,111
Other Revenue — 4.1%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,009,160
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (1)	905,148
4,675	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,426,384
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,307,779
600	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11 (1)	604,620
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37 (1)	4,419,225
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	233,431
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	669,900
5,000	Seminole Tribe of Florida, 5.75%, 10/1/22 (1)	5,012,800
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	244,953
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,645,035
2,500	White Earth Band of Chippewa Indians, MN, Revenue, 6.375%, 12/1/11 (1)	2,441,350
370	Willacy County, TX, Local Government Corp. , 6.00%, 9/1/10	372,657
		$26,292,442

Pooled Loans — 0.3%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,329,224
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	825,424
		$2,154,648
Senior Living/Life Care — 1.3%
$745	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$768,214
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/08 (5)	1,007,959
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	977,420
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	483,030
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	197,082
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,333,652
1,150	Massachusetts Development Finance Agency, (Linden Ponds Inc.), 5.50%, 11/15/22	1,066,108
700	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	661,934
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	734,115
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	463,535
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	443,150
		$8,136,199
Solid Waste — 1.0%
$3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	$3,390,582
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	3,036,120
		$6,426,702
Special Tax Revenue — 6.0%
$1,030	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,066,658
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	246,990
1,417	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,413,472
275	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	270,146
280	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	283,237
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,033,860
645	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	644,484
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,841,747
685	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	685,103
3,795	Florida State Department Transportation, 5.00%, 7/1/12	4,030,935
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	252,335
10	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	9,961
330	Heritage Harbor South, FL, Community Development District, Capital Improvements, 5.25%, 11/1/08	329,746
2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	2,547,150
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	45,009
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,842,813
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,072,210
1,130	New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13	1,042,787
910	North Springs, FL, Improvements District, (Heron Bay North Assesment Area), 5.00%, 5/1/14	811,001
7,195	Oregon Department of Transportation, (Highway User Tax Revenue), 5.00%, 11/15/16	7,981,629
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	373,680
1,450	Poinciana, FL, West Community Development District, 5.875%, 5/1/22	1,392,899
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,335,740
430	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	429,041
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,201,100
245	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	247,952
		$38,431,685

Transportation — 3.8%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$1,087,799
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	3,266,617
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,666,300
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,996,600
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,569,700
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,122,520
		$24,709,536
Water and Sewer — 4.5%
$9,085	Fairfax County, VA, Water Authority, 5.00%, 4/1/18	$9,974,876
11,980	Virginia State Resources Authority, Clean Water Revenue, 5.00%, 10/1/19	13,126,127
5,000	Virginia State Resources Authority, Clean Water, (Revolving Fund), 5.50%, 10/1/19	5,806,950
		$28,907,953
Total Tax-Exempt Investments (identified cost $618,128,540)		$626,348,515

Short-Term Investments — 1.1%

Principal
Amount
(000’s omitted)	Description	Value
$7,000	District Columbia University, (Georgetown University), (AMBAC), (3.70% until 4/1/08), Variable Rate, 4/1/41 (6)	$7,000,000
Total Short-Term Investments (identified cost $7,000,000)		$7,000,000
Total Investments — 98.2% (identified cost $625,128,540)		$633,348,515
Other Assets, Less Liabilities — 1.8%		$11,589,632
Net Assets— 100.0%		$644,938,147

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	11.1%
New York	11.0%
Others, representing less than 10% individually	76.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 14.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $16,412,412 or 2.5% of the Fund’s net assets.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Defaulted bond.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default with respect to scheduled principal payments.
(6)	Variable rate demand obligation. The stated rate represents the rate in effect at December 31, 2007.

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	439 U.S. Treasury Note	Short	$(50,020,456)	$(49,778,487)	$241,969
3/08	586 U.S. Treasury Bond	Short	$(68,746,637)	$(68,195,750)	$550,887
					$792,856

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$616,613,378
Gross unrealized appreciation	$14,092,324
Gross unrealized depreciation	(5,537,187)
Net unrealized appreciation	$8,555,137

Eaton Vance New Jersey Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$427,153
		$427,153
Escrowed/Prerefunded — 16.2%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$408,642
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,715,147
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	322,503
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	629,016
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	793,980
2,920	Puerto Rico Public Improvements, Prerefunded to 7/1/16, 5.00%, 7/1/35	3,227,213
		$7,096,501
General Obligations — 3.6%
$500	Jersey City School District, 6.25%, 10/1/10	$538,715
1,050	Puerto Rico, 0.00%, 7/1/08	1,032,958
		$1,571,673
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,758
		$97,758
Hospital — 7.9%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$990,660
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	535,710
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	436,772
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	467,037
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	511,350
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	516,390
		$3,457,919
Industrial Development Revenue — 1.8%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,028
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	438,314
		$788,342
Insured-Education — 4.5%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,035,590
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	934,299
		$1,969,889

1

Insured-Electric Utilities — 1.6%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$715,193
		$715,193
Insured-Escrowed/Prerefunded — 3.3%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12 (1)	$1,449,981
		$1,449,981
Insured-General Obligations — 18.6%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$360,726
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	818,985
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	823,032
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,126,380
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,506,899
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	777,128
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	911,147
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,814,432
		$8,138,729
Insured-Lease Revenue/Certificates of Participation — 3.9%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,168,140
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	566,280
		$1,734,420
Insured-Transportation — 6.2%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$523,345
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,144,800
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	771,686
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	259,413
		$2,699,244
Insured-Water and Sewer — 11.1%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,199,479
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,114,560
1,270	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,408,214
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	403,698
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	385,974
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	368,081
		$4,880,006
Lease Revenue/Certificates of Participation — 5.4%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,214,697
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,143,210
		$2,357,907
Nursing Home — 1.2%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$517,325
		$517,325
Pooled Loans — 2.5%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,110,660
		$1,110,660

2

Senior Living/Life Care — 2.3%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$302,508
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	300,084
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	391,528
		$994,120
Solid Waste — 0.1%
$60	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$60,086
		$60,086
Special Tax Revenue — 3.2%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,024,070
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	181,525
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	191,564
		$1,397,159
Transportation — 4.2%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,113,940
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	714,763
		$1,828,703
Total Tax-Exempt Investments — 98.8% (identified cost $41,618,257)		$43,292,768
Other Assets, Less Liabilities — 1.2%		$512,414
Net Assets — 100.0%		$43,805,182

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 14.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	67 U.S. Treasury Bond	Short	$(7,891,656)	$(7,797,125)	$94,531
					$94,531

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,576,584
Gross unrealized appreciation	$1,803,842
Gross unrealized depreciation	(87,658)
Net unrealized appreciation	$1,716,184

4

Eaton Vance New York Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$551,514
		$551,514
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$652,200

105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	115,072

625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	678,356
		$1,445,628
Electric Utilities — 2.5%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,501,600
		$2,501,600
Escrowed/Prerefunded — 7.3%
$350	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$355,929
85	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/15/08, 4.75%, 11/15/23	86,432
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,086,360
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,829
1,500	Puerto Rico Public Improvements, Prerefunded to 7/1/16, 5.00%, 7/1/35	1,657,815
475	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	515,489
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,284,157
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,126,500
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,039,120
		$7,226,631
General Obligations — 4.3%
$1,200	New York City, 5.00%, 3/1/19	$1,262,232
1,000	New York City, 5.00%, 6/1/22	1,039,190
1,000	New York City, Series F, 0.00%, 8/1/08	982,250
1,000	New York City, Series G, 0.00%, 8/1/08	982,250
		$4,265,922
Health Care-Miscellaneous — 0.9%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$99,216
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	195,516
175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	182,560
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	392,744
		$870,036

1

Hospital — 8.5%
$400	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$409,028
250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	251,920
390	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	399,442
595	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	615,950
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,148,540
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,035,590
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	206,140
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	514,745
415	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	399,707
265	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	264,846
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,348,280
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	780,645
		$8,374,833
Housing — 3.6%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,004,160
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	2,008,920
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	505,450
		$3,518,530
Industrial Development Revenue — 7.9%
$1000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,038,070
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,658,925
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,321,825
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	997,690
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	253,267
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,414,575
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,115,387
		$7,799,739
Insured-Education — 9.6%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,081,400
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,108,600
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,582,164
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,138,680
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,208,006
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,162,870
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,100,040
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,070,520
		$9,452,280
Insured-Electric Utilities — 4.2%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$1,066,230
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	377,650
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,365,625
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,374,237
		$4,183,742
Insured-Escrowed/Prerefunded — 6.0%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$509,355
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,271,517
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,034,330
1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	1,326,050
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	468,059
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	284,455
		$5,893,766

2

Insured-General Obligations — 6.9%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,167,482
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	529,100
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,193,090
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,131,376
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,762,075
		$6,783,123
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,808,400
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	536,400
		$2,344,800
Insured-Lease Revenue/Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,069,450
		$1,069,450
Insured-Special Tax Revenue — 5.9%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,867,568
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (2)	2,294,980
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,664,130
		$5,826,678
Insured-Transportation — 6.8%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,138,250
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,115,120
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	1,140,140
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,133,220
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,213,011
		$6,739,741
Lease Revenue/Certificates of Participation — 2.1%
$1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	$1,020,070
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,086,654
		$2,106,724
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$763,500
		$763,500
Senior Living/Life Care — 0.7%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (3)	$297,756
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	404,196
		$701,952
Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$752,153
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,024,080
		$2,776,233
Special Tax Revenue — 7.7%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,211,364
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	537,465
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	929,439
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	487,685
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,069,160
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,314,580
		$7,549,693

3

Transportation — 2.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,057,840
1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,070,550
		$2,128,390
Water and Sewer — 1.6%
$1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,071,500
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	538,365
		$1,609,865
Total Tax-Exempt Investments — 97.9% (identified cost $93,827,625)		$96,484,370
Other Assets, Less Liabilities — 2.1%		$2,055,113
Net Assets — 100.0%		$98,539,483

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 12.7% of total investments.

(1)		Security is in bankruptcy but continues to make full interest payments.
(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)		Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
3/08	94 U.S. Treasury Note	Short	$(10,710,530)	$(10,658,719)	$51,811
3/08	63 U.S. Treasury Bond	Short	$(7,398,405)	$(7,331,625)	$66,780
					$118,591

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$93,760,164
Gross unrealized appreciation	$3,101,242
Gross unrealized depreciation	(377,036)
Net unrealized appreciation	$2,724,206

5

Eaton Vance Ohio Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$96,142
		$96,142
Education — 5.3%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$526,715
500	Ohio State University General Receipts, 5.25%, 12/1/17	538,725
		$1,065,440
Escrowed/Prerefunded — 3.5%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$256,445
250	Parma Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	257,012
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	180,885
		$694,342
General Obligations — 4.7%
$100	Cuyahoga County Sewer Improvement District, 5.45%, 12/1/15	$106,101
500	Hamilton School District, 6.15%, 12/1/15	587,700
250	Ohio, 0.00%, 8/1/08	245,545
		$939,346
Health Care-Miscellaneous — 0.5%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$99,216
		$99,216
Hospital — 5.9%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$557,810
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	529,825
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	89,230
		$1,176,865
Housing — 1.2%
$240	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$246,326
		$246,326
Industrial Development Revenue — 7.0%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$510,525
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	94,065
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	514,410
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	276,616
		$1,395,616
Insured-Education — 4.0%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$793,837
		$793,837
Insured-Escrowed/Prerefunded — 4.8%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$315,207
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	651,552
		$966,759

1

Insured-General Obligations — 23.0%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$213,414
250	Athens City School District, (FSA), 5.45%, 12/1/10	266,385
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	248,909
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	232,084
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	249,462
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	761,930
175	Scioto Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	153,263
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	666,484
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	547,835
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	713,094
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	532,123
		$4,584,983
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$537,855
		$537,855
Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$547,340
		$547,340
Insured-Lease Revenue/Certificates of Participation — 4.5%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$538,200
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	362,397
		$900,597
Insured-Other Revenue — 2.8%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$564,150
		$564,150
Insured-Special Tax Revenue — 1.4%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$277,355
		$277,355
Insured-Transportation — 4.3%
$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$847,853
		$847,853
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$508,706
		$508,706
Lease Revenue/Certificates of Participation — 1.0%
$190	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$195,603
		$195,603
Other Revenue — 3.0%
$325	Buckeye, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$307,717
300	Riversouth Authority, (Lazarus Building Redevelopment), Series A, 5.75%, 12/1/27	299,808
		$607,525
Pooled Loans — 6.1%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$242,170
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	301,632
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	261,210
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	313,061
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	102,114
		$1,220,187
Special Tax Revenue — 1.3%
$250	Mahoning County, (Sales Tax), 5.00%, 12/1/10	$256,188
		$256,188
Water and Sewer — 4.8%
$400	Cincinnati Water System, 4.50%, 12/1/21	$411,384
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	547,630
		$959,014

2

Total Tax-Exempt Investments — 97.6% (identified cost $18,696,440)	$19,481,245
Other Assets, Less Liabilities — 2.4%	$480,152
Net Assets— 100.0%	$19,961,397

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 54.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 18.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	25 U.S. Treasury Note	Short	$(2,848,546)	$(2,834,766)	$13,780
3/08	7 U.S. Treasury Bond	Short	$(820,577)	$(814,625)	$5,952
					$19,732

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund owned at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,696,260
Gross unrealized appreciation	$856,605
Gross unrealized depreciation	(71,620)
Net unrealized appreciation	$784,985

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$435	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$445,057
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	340,448
		$785,505
Education — 4.4%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,424,744
		$2,424,744
Electric Utilities — 0.7%
$400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$394,164
		$394,164
Escrowed/Prerefunded — 2.9%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$278,087
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	542,200
760	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	783,826
		$1,604,113
General Obligations — 1.9%
$1,000	Delaware County, 5.00%, 10/1/21	$1,063,750
		$1,063,750
Health Care-Miscellaneous — 0.3%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$195,516
		$195,516
Hospital — 4.7%
$200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	$205,584
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,009,020
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	543,425
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	827,320
		$2,585,349
Housing — 2.4%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,318,873
		$1,318,873
Industrial Development Revenue — 3.9%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$704,550
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	707,287
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	756,683
		$2,168,520

1

Insured-Cogeneration — 2.4%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,310,595
		$1,310,595
Insured-Education — 6.0%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,141,780
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,154,087
		$3,295,867
Insured-Electric Utilities — 2.9%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,585,035
		$1,585,035
Insured-Escrowed/Prerefunded — 22.1%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,067,470
2,000	Ephrata Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	2,149,920
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	534,480
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,075,110
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,098,400
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,085,960
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,077,910
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,064,080
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,080,900
		$12,234,230
Insured-General Obligations — 20.8%
$1,280	Allegheny County, Series C, (FSA), 5.00%, 11/1/27	$1,351,680
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16 (1)	733,441
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,315,000
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,378,469
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,192,983
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,056,890
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,280,260
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	861,680
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,310,275
		$11,480,678
Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$546,935
		$546,935
Insured-Other Revenue — 2.8%
$1,500	Philadelphia Authority for Industrial Development Revenue, Series A, (FGIC), 5.00%, 12/1/22	$1,575,330
		$1,575,330
Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$359,846
		$359,846
Insured-Transportation — 9.9%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,041,530
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	633,908
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,258,200
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,019,290
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	516,560
		$5,469,488

2

Insured-Water and Sewer — 4.6%
$250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	$265,175
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,263,000
		$2,528,175
Senior Living/Life Care — 1.4%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27 (2)	$259,019
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	339,861
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	192,200
		$791,080
Transportation — 0.4%
$205	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$204,606
		$204,606
Total Tax-Exempt Investments — 97.5% (identified cost $51,677,231)		$53,922,399
Other Assets, Less Liabilities — 2.5%		$1,381,832
Net Assets — 100.0%		$55,304,231

AMBAC	––	AMBAC Financial Group, Inc.
AMT	––	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax
FGIC	––	Financial Guaranty Insurance Company
FSA	––	Financial Security Assurance, Inc.
MBIA	––	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 74.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.8% to 26.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	49 U.S. Treasury Bond	Short	$(5,765,368)	$(5,702,375)	$62,993
3/08	40 U.S. Treasury Note	Short	$(4,557,672)	$(4,535,625)	$22,047
					$85,040

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,642,038
Gross unrealized appreciation	$2,465,175
Gross unrealized depreciation	(184,814)
Net unrealized appreciation	$2,280,361

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008